Capital Structure and Financial Matters - Changes in Share Capital (Details) kr in Thousands, $ in Thousands																													1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 27, 2023 DKK (kr) shares	Sep. 26, 2023 DKK (kr) shares	Sep. 22, 2023 DKK (kr) shares	Sep. 13, 2023 DKK (kr) shares	Jul. 18, 2023 DKK (kr) shares	Jun. 30, 2023 DKK (kr) shares	Jun. 05, 2023 DKK (kr) shares	Jun. 01, 2023 DKK (kr) shares	May 24, 2023 DKK (kr) shares	May 17, 2023 DKK (kr) shares	Mar. 03, 2023 DKK (kr) shares	Feb. 13, 2023 DKK (kr) shares	Feb. 09, 2023 DKK (kr) shares	Feb. 07, 2023 DKK (kr) shares	Jan. 24, 2023 DKK (kr) shares	Jan. 20, 2023 DKK (kr) shares	Jan. 05, 2023 DKK (kr) shares	Jan. 04, 2023 DKK (kr) shares	Dec. 29, 2022 DKK (kr) shares	Dec. 05, 2022 DKK (kr) shares	Oct. 20, 2022 DKK (kr) shares	Oct. 17, 2022 DKK (kr) shares	Oct. 03, 2022 DKK (kr) shares	Jun. 07, 2022 DKK (kr) shares	Nov. 09, 2021 DKK (kr) shares	Feb. 09, 2021 DKK (kr) shares	Oct. 15, 2020 DKK (kr) shares	Sep. 17, 2020 DKK (kr) shares	Sep. 30, 2022 DKK (kr) shares	Aug. 31, 2022 DKK (kr) shares	Jun. 30, 2022 DKK (kr) shares	Apr. 30, 2022 DKK (kr) shares	Nov. 30, 2021 DKK (kr) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2023 DKK (kr) shares	Dec. 31, 2022 DKK (kr) shares	Dec. 31, 2021 DKK (kr) shares	Feb. 05, 2021 shares	Dec. 31, 2020 DKK (kr) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 DKK (kr) shares
Share Capital
Share capital | $																																		$ (2,734)	$ 13,548	$ 2,535	$ (20,150)	$ 8,303	$ 32,437	$ 7,038						$ 9,362
Issuance of shares for cash | $																																		154	20	5,973	28	428	57,609	9,020
Share Capital
Share Capital
Share capital																																		4,415	3,864	4,390	3,844	3,886	3,755	2,648	kr 27,814	kr 24,139	kr 23,204		kr 16,198	$ 2,481	kr 15,184
Issuance of shares for cash																			kr 4		kr 65	kr 26	kr 23	kr 429	kr 3,943	kr 3,000	kr 269	kr 745					kr 63	$ 25	$ 20	$ 504	$ 28	$ 70	$ 1,107	$ 167
Capital increase | kr	kr 46	kr 52	kr 54		kr 11		kr 862				kr 16	kr 43	kr 1,004	kr 96	kr 151	kr 259	kr 94	kr 634
Exercised warrants | kr				kr 11		kr 5		kr 150	kr 51	kr 135										kr 43									kr 11			kr 54
Share Capital | Share Warrants Exercise, Tranche One [Member]
Share Capital
Exercised warrants | kr																														kr 92	kr 92
Share Capital | Share Warrants Exercise, Tranche Two [Member]
Share Capital
Exercised warrants | kr																														kr 41	38
Share Capital | Share Warrants Exercise, Tranche Three[Member]
Share Capital
Exercised warrants | kr																															kr 17
Ordinary Shares
Number of Ordinary Shares
Share capital																																		27,814,140				24,139,413	23,203,808	16,198,668	27,814,140	24,139,413	23,203,808	19,198,668	16,198,668	15,184,152	15,184,152
Increase In Shares Through Issuance Of Shares																									3,942,856	3,000,000	269,136	745,380					62,284
Capital increase (in shares)	45,807	51,750	54,099		11,348		861,614				16,280	42,808	1,003,802	96,271	151,335	259,407	94,278	634,413	4,450		64,601	26,396	23,405	428,572
Exercise warrants (in shares)				10,836		4,824		150,000	51,125	134,730										42,633									10,836			54,072
Ordinary Shares | Share Warrants Exercise, Tranche One [Member]
Number of Ordinary Shares
Exercise warrants (in shares)																														92,313	92,313
Ordinary Shares | Share Warrants Exercise, Tranche Two [Member]
Number of Ordinary Shares
Exercise warrants (in shares)																														41,085	37,665
Ordinary Shares | Share Warrants Exercise, Tranche Three[Member]
Number of Ordinary Shares
Exercise warrants (in shares)																															17,264